Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
ThredUp Inc. (“ThredUp” or “Company”) was formed as a corporation in the State of Delaware in January 2009. ThredUp is a large resale platform that enables consumers to buy and sell secondhand women’s and kid’s apparel, shoes and accessories. The Company conducts its marketing and administrative functions from Oakland, California and Scottsdale, Arizona and operates its fulfillment centers in Pennsylvania, Illinois, Georgia, and Arizona.
Initial Public Offering
The Company’s registration statement on Form S-1 related to its initial public offering (“IPO”) was declared effective on March 25, 2021 by the Securities and Exchange Commission (“SEC”), and the Company’s Class A common stock began trading on the Nasdaq Global Select Market on March 26, 2021. Upon the closing of the IPO, the Company sold 13,800,000 shares of Class A common stock (which included 1,800,000 shares that were offered and sold pursuant to the full exercise of the underwriters’ option to purchase additional shares) to the public at a price of $14.00 per share. The aggregate net proceeds were $175.5 million after deducting offering costs, underwriting discounts and commissions of $17.7 million.
Immediately prior to the completion of the IPO, the Company filed its Amended and Restated Certificate of Incorporation, which authorized a total of 1,000,000,000 shares of Class A common stock, 120,000,000 shares of Class B common stock and 100,000,000 shares of undesignated preferred stock.
	Immediately prior to the completion of the IPO, 65,970,938 shares of the convertible preferred stock then outstanding were converted into an equivalent number of shares of Class B common stock. The Company reclassified the convertible preferred stock to Class B common stock and additional paid-in capital upon the conversion in the three months ended March 31, 2021. 12,889,760 shares of the outstanding historical common stock were reclassified into an equivalent number of shares of Class B common stock. 164,973 shares of the convertible preferred stock warrants were converted to an equivalent number of shares of Class B common stock warrants.	Organization and Description of Business ThredUp Inc. (ThredUp or the Company) was formed as a corporation in the State of Delaware in January 2009. ThredUp is a large resale platform that allows consumers to buy and sell secondhand women’s and kid’s apparel, shoes and accessories. The Company conducts its marketing and administrative functions from Oakland, California and Scottsdale, Arizona and operates its fulfillment centers in Pennsylvania, Illinois, Georgia, and Arizona. The Company closed its remaining retail stores located in California in fiscal year 2020.